Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and 2019:

	US$			US$ equivalent (RMB)			US$ Equivalent (Others)			Total in US$
	Overseas	PRC		Overseas	PRC		Overseas	PRC
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2018	3,324,971	359,796	-	1,037,629	3,690,184	11,092	1,912,795	-	-	10,336,467
December 31, 2019	44,865,166	103,214	-	997,219	2,177,509	61,456	894,277	-	-	49,098,841